Condensed Statement of Changes in Member's Deficit - Pathfinder - Annual - USD ($)	Total	Accumulated Deficit	Pathfinder	Pathfinder Member’s Capital	Pathfinder Accumulated Deficit
Ending balance (in shares) at Sep. 30, 2025	1
Ending balance at Sep. 30, 2025	$ (515,000)
Increase (Decrease) in Members' Equity [Roll Forward]
Members' Equity			$ 0	$ 0	$ 0
Net loss			(907,308)
Ending balance (in shares) at Dec. 31, 2025	1
Ending balance at Dec. 31, 2025	$ (152,717,402)	$ (152,717,402)
Beginning balance at Aug. 29, 2025	0	0
Increase (Decrease) in Members' Equity [Roll Forward]
Net loss	$ (152,717,402)	(152,717,402)
Ending balance (in shares) at Dec. 31, 2025	1
Ending balance at Dec. 31, 2025	$ (152,717,402)	(152,717,402)
Increase (Decrease) in Members' Equity [Roll Forward]
Members' Equity			(104,166)
Beginning balance (in shares) at Sep. 30, 2025	1
Beginning balance at Sep. 30, 2025	$ (515,000)
Ending balance (in shares) at Dec. 31, 2025	1
Ending balance at Dec. 31, 2025	$ (152,717,402)	(152,717,402)
Beginning balance (in shares) at Sep. 30, 2025	1
Beginning balance at Sep. 30, 2025	$ (515,000)
Ending balance (in shares) at Jun. 30, 2026	1
Ending balance at Jun. 30, 2026	$ (340,852,135)	(340,852,135)
Increase (Decrease) in Members' Equity [Roll Forward]
Members' Equity			(907,308)	0	(907,308)
Beginning balance (in shares) at Dec. 31, 2025	1
Beginning balance at Dec. 31, 2025	$ (152,717,402)	(152,717,402)
Beginning balance (in shares) at Dec. 31, 2025	1
Beginning balance at Dec. 31, 2025	$ (152,717,402)	(152,717,402)
Increase (Decrease) in Members' Equity [Roll Forward]
Net loss	$ (188,134,733)	(188,134,733)	(2,218,198)		(2,218,198)
Ending balance (in shares) at Jun. 30, 2026	1
Ending balance at Jun. 30, 2026	$ (340,852,135)	(340,852,135)
Ending balance (in shares) at Jun. 30, 2026	1
Ending balance at Jun. 30, 2026	$ (340,852,135)	$ (340,852,135)
Increase (Decrease) in Members' Equity [Roll Forward]
Members' Equity			$ (3,125,506)	$ 0	$ (3,125,506)